Taxation Income Before Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Taxes, Domestic and Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 830.6	$ 892.1	$ 823.3
Domestic Tax Authority [Member]
Schedule of Income Before Taxes, Domestic and Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	516.3	563.4	260.5
Foreign Tax Authority [Member]
Schedule of Income Before Taxes, Domestic and Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	314.3	328.7	562.8
Separate Institutional Accounts [Member] | Domestic Tax Authority [Member]
Schedule of Income Before Taxes, Domestic and Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	456.6	470.4	163.3
Separate Institutional Accounts [Member] | Foreign Tax Authority [Member]
Schedule of Income Before Taxes, Domestic and Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	474.5	509.1	479.3
Consolidated Investment Products [Member]
Schedule of Income Before Taxes, Domestic and Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(100.5)	(87.4)	180.7
Consolidated Investment Products [Member] | Domestic Tax Authority [Member]
Schedule of Income Before Taxes, Domestic and Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	59.7	93.0	97.2
Consolidated Investment Products [Member] | Foreign Tax Authority [Member]
Schedule of Income Before Taxes, Domestic and Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (160.2)	$ (180.4)	$ 83.5